Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2022
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 7 Key Management Personnel Compensation

Refer to Item 6.B., Compensation, of this Annual Report on Form 20-F for details of the remuneration paid or payable to each member of the Group’s key management personnel (KMP) for the year ended June 30, 2022.

The totals of remuneration paid to KMP of the Group during the year are as follows:

	Year Ended June 30,
	2022	2021	2020
Short-term employee benefits	$4,392,815	$1,934,648	$1,868,521
Post-employment benefits	199,497	29,297	46,218
Termination benefits	—	75,000	—
Share-based compensation	16,857,548	4,575,735	6,878,627
Total KMP compensation	$21,449,860	$6,614,680	$8,793,366

Short-term employee benefits

These amounts include fees and benefits paid to the non-executive Chairman as well as all salary, paid leave benefits and fringe benefits paid to Executive Directors.

Post-employment benefits

These amounts are the superannuation contributions made during the year.

Share-based compensation

These amounts represent the expense related to the participation of KMP in equity-settled benefit schemes as measured by the fair value of the options and performance rights on grant date.